SHARE CAPITAL	9 Months Ended
Sep. 30, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

The authorized share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500

The issued and fully paid share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646

A resolution was approved at the Company’s 2012 Annual General Meeting on September 21, 2012 such that the share premium account was reduced from $225.8 million to nil and the amount resulting from the reduction be credited to the Contributed Surplus account with immediate effect.